SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table reconciles cash, cash equivalents and restricted cash reported within the Company’s condensed consolidated balance sheets to the total amounts shown in the condensed consolidated statements of cash flows:

	September 30, 2021	December 31, 2020
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$62,438	$110,900
Restricted cash - short-term	750	—
Restricted cash - long-term	411	1,161
Total cash, cash equivalents and restricted cash	$63,599	$112,061

The following table reconciles cash, cash equivalents and restricted cash reported within the Company’s consolidated balance sheets to the total amounts shown in the consolidated statements of cash flows:

	December 31,
Reconciliation of cash, cash equivalents and restricted cash:	2020	2019
Cash and cash equivalents	$110,900	$27,415
Restricted cash	1,161	1,911
Total cash, cash equivalents and restricted cash	$112,061	$29,326

Schedule of Restricted Cash
The following table reconciles cash, cash equivalents and restricted cash reported within the Company’s condensed consolidated balance sheets to the total amounts shown in the condensed consolidated statements of cash flows:

	September 30, 2021	December 31, 2020
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$62,438	$110,900
Restricted cash - short-term	750	—
Restricted cash - long-term	411	1,161
Total cash, cash equivalents and restricted cash	$63,599	$112,061

The following table reconciles cash, cash equivalents and restricted cash reported within the Company’s consolidated balance sheets to the total amounts shown in the consolidated statements of cash flows:

	December 31,
Reconciliation of cash, cash equivalents and restricted cash:	2020	2019
Cash and cash equivalents	$110,900	$27,415
Restricted cash	1,161	1,911
Total cash, cash equivalents and restricted cash	$112,061	$29,326

Schedule of Property and Equipment
Property and equipment, net consists of the following:

	September 30, 2021	December 31, 2020
Internal-use software	$5,941	$3,682
Equipment	523	441
Construction in process	268	—
Furniture and fixtures	586	383
Leasehold improvements	509	455
Total property and equipment	7,827	4,961
Less: accumulated depreciation	(1,715)	(684)
Property and equipment, net	$6,112	$4,277

Property and equipment are recorded at cost less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful lives, which are typically:

ESTIMATED USEFUL LIFE
Equipment	3 years
Internal-use software	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of economic useful life or the remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2020	2019
Internal-use software	$3,682	$—
Equipment	441	400
Furniture and fixtures	383	376
Leasehold improvements	455	207
Total property and equipment	4,961	983
Less: accumulated depreciation	(684)	(303)
Property and equipment, net	$4,277	$680